Treasury Stock	12 Months Ended
Dec. 31, 2023
Treasury Stock
Treasury Stock

16.  Treasury Stock

On June 10, 2022, the Company’s annual general meeting approved a share repurchase program of up to US$100 million in the next 12 months. The share repurchase program was extended for another 12 months until June 10, 2024, which was approved by the Company’s annual general meeting held on June 30, 2023. As of December 31, 2023, the Company has repurchased a total of 26.3 million Class A ordinary shares on both the New York Stock Exchange and The Stock Exchange of Hong Kong Limited under the program for a total consideration of US$58.5 million (RMB417.3 million). As of December 31, 2023, the number of Class A Ordinary Shares in issue was reduced by 18.3 million shares as a result of the cancellation of the repurchased shares. In addition, as of December 31, 2023, the Company has repurchased a total of 5.3 million Class A ordinary shares for a total consideration of US$10.6 million (RMB75.2 million) to be utilized upon vesting of restricted shares in future.